UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock

Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$468,487
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,338,981
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	760,272

		2,567,740
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	510	509,980
5.00%, 6/01/46	530	404,204

		914,184
Arizona — 1.0%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,096,750
California — 8.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	840,298
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,197,395
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	448,804
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	48,946
5.25%, 8/15/49	115	124,430
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	475	497,007
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	1,875	2,116,387
Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A (concluded):
5.25%, 5/15/39	$250	$281,098
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	132,012
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	3,095	35,004
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	965,576
6.50%, 4/01/33	650	771,140
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	270,353
Sub-Series I-1, 6.38%, 11/01/34	375	451,215
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,065,344

		9,245,009
Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34	680	769,638
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	440	445,130
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	365,034

		1,579,802
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	933,496

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,308,773

		2,242,269
District of Columbia — 3.4%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	728,888
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,340	1,613,775
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	174,690
5.25%, 10/01/44	1,000	1,115,060

		3,632,413
Florida — 2.4%
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (d)	130	128,426
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	265	286,428
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	950	1,247,796
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	765	842,020

		2,504,670
Georgia — 2.2%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	590	665,142
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	160	181,728
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	296,630
Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$1,095	$1,224,068

		2,367,568
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	480,747
Illinois — 22.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,500	1,719,795
Series C, 6.50%, 1/01/41	1,855	2,228,671
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	780	724,074
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,000	965,810
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	260	271,638
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	960	838,925
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	800	911,192
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	347,200
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,461,936
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	279,569
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	335,488
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,852,525
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	145,007
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	815	902,678

2	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Toll Highway Authority, RB (concluded):
Senior, Series C, 5.00%, 1/01/37	$875	$965,457
Series A, 5.00%, 1/01/38	730	801,963
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	704,085
Series B (AGM), 5.00%, 6/15/50	1,280	1,326,349
Series B-2, 5.00%, 6/15/50	785	802,647
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	202,137
6.00%, 6/01/28	940	1,106,295
State of Illinois, GO:
5.00%, 2/01/39	480	482,309
Series A, 5.00%, 4/01/35	1,000	1,012,000
Series A, 5.00%, 4/01/38	1,135	1,141,390
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	222,268
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	272,542
5.00%, 4/01/44	310	335,804

		23,359,754
Indiana — 4.6%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	295	304,644
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	295,068
7.00%, 1/01/44	1,090	1,319,957
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,177,590
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	145,844
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	481,796
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Sisters of St. Francis Health Services, 5.25%, 11/01/39	$270	$298,947
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	399,745
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	441,276

		4,864,867
Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	316,944
5.50%, 12/01/22	730	772,384
5.25%, 12/01/25	145	157,547
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	435	463,044
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	998,577

		2,708,496
Kentucky — 3.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	338,805
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,593,000
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	375	261,030

		4,192,835
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,255,651

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	$320	$358,822
5.25%, 5/15/31	270	298,933
5.25%, 5/15/32	345	387,701
5.25%, 5/15/33	375	412,759
5.25%, 5/15/35	160	176,766

		2,890,632
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	147,463
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	680,733
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	690	765,265

		1,593,461
Massachusetts — 0.4%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	454,519
Michigan — 4.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,053,494
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	545,603
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	483,359
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	275	284,903
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	516,510
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,000	$1,220,480

		5,104,349
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	88,130
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	353,711
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	86,814

		528,655
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	283,044
5.00%, 9/01/42	455	485,994
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	785,160
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	300	338,493

		1,892,691
Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	905,318
New Jersey — 9.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	334,032
5.25%, 11/01/44	250	259,060

4	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	$645	$31,412
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	310	324,362
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,186,955
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	157,434
The Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	500	535,560
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	812,308
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,789,271
Series E, 5.25%, 1/01/40	1,355	1,491,218
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,090	1,112,650
Transportation System, Series A, 5.50%, 6/15/41	575	606,033
Transportation System, Series B, 5.25%, 6/15/36	775	812,812
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	183,797

		9,636,904
New York — 11.1%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (h)	3,000	3,196,680
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,015,030
City of New York New York Transitional Finance Authority, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	858,411
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB (concluded):
Future Tax Secured Revenue, Fiscal 2015, Series B, Sub-Series B-1, 5.00%, 8/01/39	$500	$563,645
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	614,400
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	295	321,406
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	858,293
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	434,099
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,555	1,564,190
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	105	108,676
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	265	278,319
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	337,465
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	477,211
6.00%, 12/01/42	395	459,752

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$700	$660,408

		11,747,985
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	440	490,204
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	185	212,027

		702,231
Ohio — 1.4%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	229,820
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	947,623
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	255	269,068

		1,446,511
Oregon — 0.7%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	780,358
Pennsylvania — 2.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	385	403,261
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	672,270
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB (concluded):
Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	$265	$277,484
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	480	489,403
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	378,965

		2,221,383
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	830	813,915
South Carolina — 2.4%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,154,431
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,367,523

		2,521,954
Tennessee — 1.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	467,062
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	1,270	1,314,920

		1,781,982
Texas — 13.5%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (f)(g)	730	43,800
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	782,918
Sub-Lien, 5.00%, 1/01/33	115	123,882

6	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	$185	$197,900
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	190	207,227
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	542,536
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	538,471
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	141,017
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,209,934
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	272,283
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	170,516
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	4,750	1,482,428
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,485	1,622,628
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	95	115,397
6.00%, 8/15/45	1,175	1,392,399
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (a)	500	598,930
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	227,699
North Texas Tollway Authority, Refunding RB:
2nd Tier System, Series F, 6.13%, 1/01/16 (a)	1,025	1,050,061
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB (concluded):
Series A, 5.00%, 1/01/35	$365	$399,390
Series A, 5.00%, 1/01/38	290	315,169
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	595,945
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	322,242

		14,352,772
Virginia — 5.8%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	1,039,300
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,742,950
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	271,623
6.00%, 1/01/37	1,845	2,107,248

		6,161,121
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	235	254,749
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	715	819,769

		1,074,518
Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/31	2,000	2,097,940
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,107,288

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	$95	$101,225
5.38%, 1/01/42	500	542,200

		1,750,713
Total Municipal Bonds — 124.6%		132,217,016

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	760	795,907
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	855	952,444
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	2,970	3,345,616
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	740	804,913
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	633,644

		5,736,617
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,276,731
Series C-7, 5.00%, 9/01/36	780	823,384

		2,100,115
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,683,128
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, Yale University (concluded):
Series X-3, 4.85%, 7/01/37	$1,541	$1,642,732

		3,325,860
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	812,454
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	645	726,990
New York — 6.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	583,442
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	500	569,293
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,875,614
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,030	2,340,143

		7,368,492
Texas — 5.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	860,379
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (j)	2,142	2,381,620
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,218,413

8	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas (concluded)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$975	$1,103,409

		5,563,821
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,154	1,256,616
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,958,022
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	900	969,956
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	2,400	2,672,208

		3,642,164
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.3%		33,287,058
Total Long-Term Investments (Cost — $152,763,423) — 155.9%		165,504,074
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (k)(l)	2,622,302	$2,622,302
Total Short-Term Securities (Cost — $2,622,302) — 2.5%		2,622,302
Total Investments (Cost — $155,385,725) — 158.4%		168,126,376
Other Assets Less Liabilities — 0.2%		200,458
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%		(19,314,517)
VMTP Shares, at Liquidation Value — (40.4)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$106,112,317

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$136,376,551

Gross unrealized appreciation	$14,631,314
Gross unrealized depreciation	(2,190,039)

Net unrealized appreciation	$12,441,275

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$254,749	$3,015
Wells Fargo Securities, LLC	227,215	3,119

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire from October 1, 2016 to February 15, 2031, is $4,045,248.

(k)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	778,976	1,843,326	2,622,302	$98

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(56)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$7,136,500	$(14,530)

10	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$165,504,074	—	$165,504,074
Short-Term Securities	$2,622,302	—	—	2,622,302

Total	$2,622,302	$165,504,074	—	$168,126,376

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(14,530)	—	—	$(14,530)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$75,600	$—	$—	$75,600
Liabilities:
TOB Trust Certificates	$—	$(19,308,550)	$—	$(19,308,550)
VMTP Shares	—	(42,900,000)	—	(42,900,000)

Total	$75,600	$(62,208,550)	$—	$(62,132,950)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 22, 2015